Earnings Per Share	12 Months Ended
Dec. 31, 2019
Earnings Per Share [Abstract]
Earnings Per Share
15. EARNINGS PER SHARE

Basic earnings per share is computed by dividing net income by the number of weighted average common shares outstanding during the reporting period. The weighted average number of common shares used in the diluted earnings per share calculation is determined using the treasury stock method and includes the incremental effect related to the Company’s outstanding stock-based compensation awards.

The following table summarizes the effect of the share-based compensation awards on the weighted average number of shares outstanding used in calculating diluted earnings per share:

	Year Ended December 31,
	2019	2018	2017
	(In millions)
Weighted average common shares outstanding	56.2	56.0	57.1
Assumed exercise/vesting of equity awards (1)	—	—	0.5
Weighted average diluted common shares outstanding	56.2	56.0	57.6
(1)
Incremental shares from equity awards are computed by the treasury stock method. For the years ended December 31, 2019 and 2018, weighted average common shares outstanding is the same for the computations of basic and diluted shares because the Company had a net loss from continuing operations for the period. Equity awards, excluded from our computation of diluted earnings per share because they were anti-dilutive, were 1.6 million, 1.7 million, and 1.6 million for the years ended December 31, 2019, 2018, and 2017, respectively.